REVENUES - Timing of Revenue Recognition From Contracts with Customers (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of operating segments [line items]
Revenue from contracts with customers	$ 42,308
Business services
Disclosure of operating segments [line items]
Revenue from contracts with customers	28,718
Infrastructure services
Disclosure of operating segments [line items]
Revenue from contracts with customers	3,947
Industrials
Disclosure of operating segments [line items]
Revenue from contracts with customers	9,643
Corporate and other
Disclosure of operating segments [line items]
Revenue from contracts with customers	0
Goods and services provided at a point in time
Disclosure of operating segments [line items]
Revenue from contracts with customers	33,858
Goods and services provided at a point in time | Business services
Disclosure of operating segments [line items]
Revenue from contracts with customers	23,070
Goods and services provided at a point in time | Infrastructure services
Disclosure of operating segments [line items]
Revenue from contracts with customers	1,379
Goods and services provided at a point in time | Industrials
Disclosure of operating segments [line items]
Revenue from contracts with customers	9,409
Goods and services provided at a point in time | Corporate and other
Disclosure of operating segments [line items]
Revenue from contracts with customers	0
Services transferred over a period of time
Disclosure of operating segments [line items]
Revenue from contracts with customers	8,450
Services transferred over a period of time | Business services
Disclosure of operating segments [line items]
Revenue from contracts with customers	5,648
Services transferred over a period of time | Infrastructure services
Disclosure of operating segments [line items]
Revenue from contracts with customers	2,568
Services transferred over a period of time | Industrials
Disclosure of operating segments [line items]
Revenue from contracts with customers	234
Services transferred over a period of time | Corporate and other
Disclosure of operating segments [line items]
Revenue from contracts with customers	$ 0